BORROWINGS AND FINANCING	12 Months Ended
Dec. 31, 2019
Borrowings [abstract]
BORROWINGS AND FINANCING
20.	BORROWINGS AND FINANCING
Borrowings and financing by type

	2019	2018	Contractual maturity
			Principal	Interest
Foreign currency Senior Notes	6,980,817	7,068,263	Jul 2025	Semiannual
Public debentures	7,110,737	6,788,519	Aug 2023 to Feb 2035	Semiannual
Financial institutions
Local currency
BNDES	3,947,137	3,616,074	Mar 2024 to Feb 2033	Monthly
Other	2,071,209	1,905,786	Jan 2020 to Feb 2035	Monthly and semiannual
Foreign currency	6,725,591	6,353,322	Aug 2023 to Feb 2035	Semiannual
Foreign currency multilateral financing	360,161	326,376	Aug 2024 to Feb 2030	Semiannual
Default payment
Local currency	207,035	207,035	Feb 2038 to Feb 2042	Single installment
Foreign currency	4,239,168	4,125,317	Feb 2038 to Feb 2042
Subtotal	31,641,855	30,390,692
Incurred debt issuance cost	(13,911)	(12,126)
Debt discount (*)	(13,401,195)	(13,928,660)
Total	18,226,749	16,449,906
Current	326,388	672,894
Non-current	17,900,361	15,777,012

(*)
The calculation takes into consideration the contractual flows provided for in the JRP, discounted using rates that range from 12.6% per year to 16.4% per year, depending on the maturities and currency of each instrument.

Debt issuance costs by type

	2019	2018
Financial institutions	13,306	11,481
Public debentures	605	645
Total	13,911	12,126
Current	1,404	1,290
Non-current	12,507	10,836
Debt breakdown by currency

	2019	2018
Euro	311,309	198,931
US dollar	9,209,982	8,617,835
Brazilian reais	8,705,458	7,633,140
Total	18,226,749	16,449,906
Debt breakdown by index

	Index/rate	2019	2018
Fixed rate	1.75% p.a. – 10.00% p.a.	9,078,998	8,562,117
CDI	80% CDI	4,694,687	3,949,639
TJLP	2.95% p.a. + TJLP	3,945,972	3,614,820
TR	0% p.a.	22,662	14,430
Other	0% p.a.	484,430	308,900
Total		18,226,749	16,449,906
Maturity schedule of the long-term debt and debt issuance costs allocation schedule

	Long-term debt	Debt discount	Debt issuance costs
	2019
2021	3,953	887,351	1,811
2022	970	887,351	1,811
2023	313,181	887,351	1,811
2024	773,745	884,980	1,811
2025 and thereafter	30,222,214	9,854,162	5,263
Total	31,314,063	13,401,195	12,507
Guarantees
BNDES financing facilities are originally collateralized by receivables of the Company and its subsidiaries Telemar and Oi Móvel. The Company provides guarantees to its subsidiaries Telemar and Oi Móvel for such financing facilities, totaling R$2,937 million.
Covenants
The Company and its subsidiaries are subject to some covenants existing in certain loan and financing agreements, based on financial ratios, including the Gross debt-to-EBITDA
ratio. The Company monitors on a quarterly basis these terms and conditions and for the year ended December 31, 2019, the Company and its subsidiaries were compliant with all relevant covenants of the agreements.

Failure to comply with these financial ratios might result in the accelerated maturity of the debt balance due. As a result of the COVID-19 pandemic and the high foreign exchange volatility, the Company initiated talks with its creditors and has successfully obtained a waiver on March 30, 2020, eliminating, therefore, any concern of possibly triggering consequences of a failure to comply with certain covenants in the first quarter of 2020.
Changes in borrowings and financing

	2018	Interest, monetary corrections, and exchange differences	Amortization of debt discount	Principal and interest payment	Tax and other payments	Transfers and other	2019
Borrowings and financing	30,390,692	2,253,793		(935,243)	(171,962)	104,575	31,641,855
Debt discount	(13,928,660)	(334,269)	910,491			(48,757)	(13,401,195)
Incurred debt issuance cost	(12,126)					(1,785)	(13,911)

Total	16,449,906	1,919,524	910,491	(935,243)	(171,962)	54,033	18,226,749

The Company made the interest payments of the Qualified Bonds, which do not have a grace period for the interest, in August 2019.